Tax - Reconciliation between the actual tax charge and the corporate tax rate (Parenthetical) (Details) - Barclays Bank Group [member]	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Condensed Income Statements, Captions [Line Items]
Tax charge based on the standard UK corporation tax rate	19.00%	19.25%	20.00%
Weighted average tax rate, territories with different statutory rates to the UK	8.10%	18.90%	21.90%
Weighted average [member]
Condensed Income Statements, Captions [Line Items]
Weighted average tax rate, territories with different statutory rates to the UK	27.10%	38.20%	41.90%